RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 176,892,411	R$ 115,188,138
Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	56,091,705	88,339,696
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	124,477,896	74,840,828
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	10,549,194	56,337,018
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,438,885	14,938,784
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,010,863	10,822,907
Financial Exposure Trading Portfolio Fair Value Exchange Coupon [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	668,191	1,195,092
Financial Exposure Trading Portfolio Fair Value Exchange Coupon [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors		963,862
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	14,134,242	6,263,810
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	13,689,527	6,391,302
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	10,344,471	7,549,052
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	9,979,524	5,926,077
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	21,988,976	8,664,699
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	19,627,310	7,497,824
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,839,750	1,735,873
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 235,287	R$ 400,706